Employee costs - Employee (Details) - employee	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Employees
Number of employees	6,330	6,437	6,319
Europe
Employees
Number of employees	3,472	3,497	3,420
Americas
Employees
Number of employees	2,858	2,940	2,899